SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $, except share data)	2013	2012
312,500,000 ordinary shares of $1.00 each (2012:125,000,000 ordinary shares of $2.50 each)	312,500	312,500
Issued and fully paid share capital:
(in thousands of $, except per share data)	2013	2012
86,511,713 ordinary shares of $1.00 each (2012: 77,858,502 ordinary shares of $2.50 each)	86,512	194,646